Related parties - Related Party Transactions (Details) - JPY (¥)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of transactions between related parties [line items]
Transaction revenue		¥ 6,397,000,000	¥ 848,000,000	¥ 5,000,000
Percentage of entity's revenue		5.00%
Repayments of loans from related party		¥ 7,887,000,000	0	3,000,000,000
Principal amount		8,900,000,000	6,200,000,000
Financial assets at fair value through other comprehensive income, category | Derivatives
Disclosure of transactions between related parties [line items]
Principal amount			43,000,000
Parent company
Disclosure of transactions between related parties [line items]
Business management service fee		0	125,000,000
Business management service fee		397,000,000	458,000,000	363,000,000
Subsidiaries of parent company
Disclosure of transactions between related parties [line items]
Borrowing		751,000,000	0
Transaction revenue		0	0	5,000,000
Interest expense		21,000,000	0	0
Subsidiaries of parent company | Line Of Credit 6,000 Million
Disclosure of transactions between related parties [line items]
Borrowing		0	0
Line or credit, aggregate commitments		6,000,000,000	6,000,000,000
Repayments of loans from related party	¥ 6,000,000,000
Subsidiaries of parent company | Line Of Credit 2,400 Million
Disclosure of transactions between related parties [line items]
Borrowing		751,000,000
Line or credit, aggregate commitments		¥ 2,400,000,000
Borrowings, interest rate		5.69%
Associates of parent company
Disclosure of transactions between related parties [line items]
Provision of sales service		¥ 5,000,000	4,000,000
Derivative transaction		0	2,000,000
Transaction revenue		6,396,000,000	847,000,000	0
Cost of sales		6,377,000,000	844,000,000	0
Provision of sales service		42,000,000	26,000,000	23,000,000
Derivative gains		9,000,000	55,000,000	0
Key management
Disclosure of transactions between related parties [line items]
Transaction revenue		¥ 1,000,000	¥ 0	¥ 0